Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain Company financial performance metrics. For further information concerning our pay-for-performance philosophy and how we align executive compensation with Company financial performance, refer to the Compensation Discussion and Analysis, beginning on page 14.

The following table provides information showing the relationship during 2025, 2024, 2023, 2022 and 2021 between (1) executive compensation “actually paid” (as defined by SEC rule and further described below) to (a) each person serving as our principal executive officer (“PEO”) (also referred to as our CEO) and (b) our non-PEO named executive officers (also referred to below as “other NEOs”), on an average basis, and (2) the Company’s financial performance. The Company’s selected performance measure included in the chart below is Return on Assets (“ROA”), as adjusted, as described in the Compensation Discussion and Analysis - Incentive Bonuses section above. Information presented in this section will not be deemed to be incorporated by reference into any of our filings under the Securities Act of 1933, as amended, or the Exchange Act, except as we may specifically do so by reference to this section.

					Value of Initial Fixed $100 Investment based on		Company Metrics
Year	Summary Compensation Table for PEO (1)	Compensation Actually Paid to PEO (1) (5)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Summary Compensation Actually Paid to Non-PEO NEOs(2) (5)	Company Total Shareholder Return (“TSR”)	Peer Group TSR (3)	Net Income (in thousands) (4)	Company Selected Performance Measure Return on average assets (“ROA”)
2025	$1,235,742	$1,486,056	$544,330	$498,911	$234	$160	46,062	1.33%
2024	1,230,481	1,131,712	478,943	366,018	135	140	36,427	1.08%
2023	961,335	902,942	409,914	310,781	104	117	40,240	1.23%
2022	938,742	893,733	458,996	394,503	120	138	34,072	1.25%
2021	835,385	686,913	403,009	326,246	119	137	48,621	1.76%

 _______________________________

(1)	John W. Bordelon served as our PEO for each period.
(2)	Darren E. Guidry, Mark Herpin, David T. Kirkley, Natalie B. Lemoine and John J. Zollinger, IV are included in the Non-PEO NEOs for 2025 and 2024 and Jason P. Freyou, Darren E. Guidry and David T. Kirkley are included in the Non-PEO NEOs for periods prior to 2024.
(3)	The peer group TSR is based on the S&P US Small Cap Banks obtained from S&P Global Market Intelligence, Charlottesville, Virginia.
(4)	Net income for Home Bancorp as reported in the Company’s consolidated financial statements included in our 2025 Annual Report on Form 10-K.
(5)	The additional table below sets forth amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate Compensation Actually Paid (“CAP”).

	2025		2024		2023		2022		2021
	PEO	Non-PEO NEO Average	PEO	Non-PEO NEO Average	PEO	Non-PEO NEO Average	PEO	Non-PEO NEO Average	PEO	Non-PEO NEO Average

Total compensation for fiscal year from the compensation table	$1,235,742	$544,330	$1,230,481	$478,943	$961,335	$409,914	$938,742	$458,996	$835,385	$403,009
Deduct for amounts reported under the “Stock Awards” column in the “Summary Compensation Table”	—	(69,170)	(131,215)	(54,366)	(105,175)	(45,455)	(108,066)	(58,944)	(73,540)	(19,049)
Deduct for amounts reported under the “Option Awards” in the “Summary Compensation Table”	—	—	—	—	—	—	—	(938)	(14,321)	(8,257)
Deduct the “Change in Non-Qualified Deferred Compensation Earnings” column in the “Summary Compensation Table”	—	(44,607)	—	(42,345)	—	(71,429)	—	(41,016)	—	(27,217)
Add fair value as of year-end outstanding and unvested equity awards granted reported under the “Grant Date Fair Value of Stock and Option Awards” column in the “Grants of Plan-Based Awards” table	121,380	73,522	147,035	59,864	124,093	50,705	92,440	47,561	47,278	21,602
Add the change in value during the fiscal year of awards granted in prior years that are outstanding and unvested as of fiscal year end	128,934	(5,164)	(114,589)	(76,078)	(77,311)	(32,954)	(29,383)	(11,156)	(107,889)	(43,842)
Compensation Actually Paid	$1,486,056	$498,911	$1,131,712	$366,018	$902,942	$310,781	$893,733	$394,503	$686,913	$326,246

Company Selected Measure Name		TSR
Named Executive Officers, Footnote		Darren E. Guidry, Mark Herpin, David T. Kirkley, Natalie B. Lemoine and John J. Zollinger, IV are included in the Non-PEO NEOs for 2025 and 2024 and Jason P. Freyou, Darren E. Guidry and David T. Kirkley are included in the Non-PEO NEOs for periods prior to 2024.
Peer Group Issuers, Footnote		The peer group TSR is based on the S&P US Small Cap Banks obtained from S&P Global Market Intelligence, Charlottesville, Virginia.
PEO Total Compensation Amount	[1]	$ 1,235,742	$ 1,230,481	$ 961,335	$ 938,742	$ 835,385
PEO Actually Paid Compensation Amount	[1],[2]	1,486,056	1,131,712	902,942	893,733	686,913
Non-PEO NEO Average Total Compensation Amount	[3]	544,330	478,943	409,914	458,996	403,009
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 498,911	366,018	310,781	394,503	326,246
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Pursuant to the requirements of the SEC rules, the most important financial performance measures used to link compensation actually paid to our PEO and other NEOs in 2025 to our performance were:

●	Return on assets (“ROA”);

●	Adjusted diluted EPS; and

●	Efficiency ratio.

Total Shareholder Return Amount		$ 234	135	104	120	119
Peer Group Total Shareholder Return Amount	[4]	160	140	117	138	137
Net Income (Loss)	[5]	$ 46,062,000	$ 36,427,000	$ 40,240,000	$ 34,072,000	$ 48,621,000
Company Selected Measure Amount		0.0133	0.0108	0.0123	0.0125	0.0176
PEO Name		John W. Bordelon
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name		Return on assets (“ROA”);
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name		Adjusted diluted EPS
Measure:: 3
Pay vs Performance Disclosure
Name		Efficiency ratio
PEO | Deduct for amounts reported under the "Stock Awards" column in the "Summary Compensation Table" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (131,215)	$ (105,175)	$ (108,066)	$ (73,540)
PEO | Deduct for amounts reported under the "Option Awards" in the "Summary Compensation Table" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(14,321)
PEO | Deduct the "Change in Non-Qualified Deferred Compensation Earnings" column in the "Summary Compensation Table" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Add fair value as of year-end outstanding and unvested equity awards granted reported under the "Grant Date Fair Value of Stock and Option Awards" column in the "Grants of Plan-Based Awards" table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		121,380	147,035	124,093	92,440	47,278
PEO | Add the change in value during the fiscal year of awards granted in prior years that are outstanding and unvested as of fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		128,934	(114,589)	(77,311)	(29,383)	(107,889)
Non-PEO NEO | Deduct for amounts reported under the "Stock Awards" column in the "Summary Compensation Table" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(69,170)	(54,366)	(45,455)	(58,944)	(19,049)
Non-PEO NEO | Deduct for amounts reported under the "Option Awards" in the "Summary Compensation Table" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(938)	(8,257)
Non-PEO NEO | Deduct the "Change in Non-Qualified Deferred Compensation Earnings" column in the "Summary Compensation Table" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(44,607)	(42,345)	(71,429)	(41,016)	(27,217)
Non-PEO NEO | Add fair value as of year-end outstanding and unvested equity awards granted reported under the "Grant Date Fair Value of Stock and Option Awards" column in the "Grants of Plan-Based Awards" table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		73,522	59,864	50,705	47,561	21,602
Non-PEO NEO | Add the change in value during the fiscal year of awards granted in prior years that are outstanding and unvested as of fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (5,164)	$ (76,078)	$ (32,954)	$ (11,156)	$ (43,842)

[1]	John W. Bordelon served as our PEO for each period.
[2]	The additional table below sets forth amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate Compensation Actually Paid (“CAP”).
[3]	Darren E. Guidry, Mark Herpin, David T. Kirkley, Natalie B. Lemoine and John J. Zollinger, IV are included in the Non-PEO NEOs for 2025 and 2024 and Jason P. Freyou, Darren E. Guidry and David T. Kirkley are included in the Non-PEO NEOs for periods prior to 2024.
[4]	The peer group TSR is based on the S&P US Small Cap Banks obtained from S&P Global Market Intelligence, Charlottesville, Virginia.
[5]	Net income for Home Bancorp as reported in the Company’s consolidated financial statements included in our 2025 Annual Report on Form 10-K.